20. TRADE AND OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Accounts Payable Tables
Summary of trade and other accounts payables
	Total current
	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Trade payables	76,352,397	76,055,889

Other payables	28,170,980	25,449,738
Dividends payable	8,990,455	9,297,343
Withholdings	7,239,950	7,808,563
Total	120,753,782	118,611,533

Details of suppliers with current payments

As of December 31, 2017, suppliers with current payments by type of supplier and per payment terms are as follows:

	Amounts per payment date
Type of supplier	Up to 30 days	31-60	61-90	91-120	121-365	366 and thereafter	Total ThCh$	Average payment period (days)
Products	20,809,989	4,687,050	2,809,968	908,032	5,558,560	24,714	34,798,313	64
Services	12,983,543	2,683,104	1,471,827	209,566	885,630	—	18,233,670	45
Other	1,422,683	396,614	318,939	405,099	986,143	27,354	3,556,832	37
Total ThCh$	35,216,215	7,766,768	4,600,734	1,522,697	7,430,333	52,068	56,588,815

As of December 31, 2016, suppliers with current payments by type of supplier and per payment terms are as follows:

	Amounts per payment date
Type of supplier	Up to 30 days	31-60	61-90	91-120	121-365	366 and thereafter	Total ThCh$	Average payment period (days)
Products	25,108,130	10,001,845	4,770,684	4,255,281	1,621,348	2,511	45,759,799	51
Services	12,346,170	1,745,142	800,638	59,793	246,293	—	15,198,036	40
Other	2,946,102	35,505	223,043	180,381	843	—	3,385,874	34
Total ThCh$	40,400,402	11,782,492	5,794,365	4,495,455	1,868,484	2,511	64,343,709

Details of suppliers with amounts past due

As of December 31, 2017, suppliers with amounts past due by type of supplier and per payment terms are as follows:

	Amount per past due days
Type of supplier	Up to 30 days	31-60	61-90	91-120	121-180	181 and thereafter	Total ThCh$
Products	3,823,975	521,078	50,247	625,877	432,589	9,516,798	14,970,564
Services	1,780,743	663,287	225,257	638,020	233,965	646,145	4,187,417
Other	386,741	28,890	10,188	3,684	48,821	127,277	605,601
Total ThCh$	5,991,459	1,213,255	285,692	1,267,581	715,375	10,290,220	19,763,582

As of December 31, 2016, suppliers with amounts past due by type of supplier and per payment terms are as follows:

	Amount per past due days
Type of supplier	Up to 30 days	31-60	61-90	91-120	121-180	181 and thereafter	Total ThCh$
Products	2,519,777	1,404,401	432,195	14,958	178,608	585,510	5,135,449
Services	2,051,400	1,271,089	190,161	352,593	154,344	576,949	4,596,536
Other	292,026	216,525	235,489	252,447	504,335	479,373	1,980,195
Total ThCh$	4,863,203	2,892,015	857,845	619,998	837,287	1,641,832	11,712,180